UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number  811-4258
                                    --------

Value Line Convertible Fund, Inc.
--------------------------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y.         10017
--------------------------------------------------
(Address of principal executive offices) (Zip Code)

Registrant's telephone number, including area code: 212-907-1500

Date of fiscal year end: April 30, 2004
                         --------------

Date of reporting period: October 31, 2003
                          ----------------

Item I.  Reports to Stockholders.
------   ------------------------

         A copy of the Semi-Annual Report to Stockholders for the period ended is included with this Form.

Item 2.  Code of Ethics
-------  --------------

         Not applicable.

Item 3.  Audit Committee Financial Expert.
-------  ---------------------------------

         Not applicable.

Item 9.  Controls and Procedures.
-------  ------------------------

          (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

          (b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 10.  Exhibits.
--------  ---------

          (a)  Not applicable.

          (b) (1) Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as
                   Exhibit 99.CERT.

               (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99-906.CERT.


                                   SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Value Line Convertible Fund, Inc.
             ---------------------------------


By    /s/ Jean B. Buttner
      ---------------------------------
      Jean B. Buttner, President


Date: December 30, 2003
      ---------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ Jean B. Buttner
      -------------------------------------------------------
      Jean B. Buttner, President, Principal Executive Officer


By:   /s/ David T. Henigson
      -------------------------------------------------------------------------
      David T. Henigson, Vice President, Treasurer, Principal Financial Officer


Date: December 30, 2003
      ---------------------------------

================================================================================

INVESTMENT ADVISER   Value Line, Inc.                  ------------------------
                     220 East 42nd Street                 SEMI-ANNUAL REPORT
                     New York, NY 10017-5891           ------------------------
                                                           OCTOBER 31, 2003
DISTRIBUTOR          Value Line Securities, Inc.       -------------------------
                     220 East 42nd Street
                     New York, NY 10017-5891

CUSTODIAN BANK       State Street Bank and Trust Co.
                     225 Franklin Street
                     Boston, MA 02110

SHAREHOLDER          State Street Bank and Trust Co.
SERVICING AGENT      c/o BFDS
                     P.O. Box 219729
                     Kansas City, MO 64121-9729

INDEPENDENT          PricewaterhouseCoopers LLP
ACCOUNTANTS          1177 Avenue of the Americas
                     New York, NY 10036

LEGAL COUNSEL        Peter D. Lowenstein, Esq.
                     Two Sound View Drive, Suite 100          VALUE LINE
                     Greenwich, CT 06830                     CONVERTIBLE
                                                              FUND, INC.
DIRECTORS            Jean Bernhard Buttner
                     John W. Chandler
                     Frances T. Newton
                     Francis C. Oakley
                     David H. Porter
                     Paul Craig Roberts
                     Marion N. Ruth
                     Nancy-Beth Sheerr

OFFICERS             Jean Bernhard Buttner
                     CHAIRMAN AND PRESIDENT
                     Jeffrey D. Geffen
                     VICE PRESIDENT
                     Bradley T. Brooks
                     VICE PRESIDENT
                     George Graham
                     VICE PRESIDENT
                     David T. Henigson
                     VICE PRESIDENT and                        [LOGO]
                     SECRETARY/TREASURER                     ----------
                     Stephen La Rosa                         VALUE LINE
                     ASSISTANT SECRETARY/TREASURER            NO-LOAD
                     Joseph Van Dyke                          MUTUAL
                     ASSISTANT SECRETARY/TREASURER            FUNDS

THE FINANCIAL STATEMENTS INCLUDED HEREIN HAVE BEEN
TAKEN FROM THE RECORDS OF THE FUND WITHOUT
EXAMINATION BY THE INDEPENDENT ACCOUNTANTS AND,
ACCORDINGLY, THEY DO NOT EXPRESS AN OPINION THEREON.

THIS UNAUDITED REPORT IS ISSUED FOR INFORMATION OF
SHAREHOLDERS. IT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR
ACCOMPANIED BY A CURRENTLY EFFECTIVE PROSPECTUS OF
THE FUND (OBTAINABLE FROM THE DISTRIBUTOR).

                                             #528232

VALUE LINE CONVERTIBLE FUND, INC.

                                                               To Our Value Line
--------------------------------------------------------------------------------

TO OUR SHAREHOLDERS:

For the six month period, ended October 31, 2003, the Value Line Convertible Fund returned 8.50% as a strong equity rally and a strong performance by corporate bonds benefited the Fund.

The equity market rally began after President Bush announced victory in the war against Iraq and investors anticipated a strengthening in the economy. Economic improvement did materialize, culminating in a very strong third quarter, marked by Gross Domestic Product over 7%.

Growth of long-term interest rates rose modestly for the period, but remained quite low by historical standards. This continued low interest-rate environment plus the stronger growth environment pushed up corporate bond prices, particularly those of lower-rated companies, which had struggled during the recession. These companies were able to increase their earnings and improve their balance sheets by reducing debt and increasing cash flow.

In seeking a strong return, your Fund benefited from its holdings in healthcare, housing, basic materials and telecommunications. However, the Fund lagged the 15.6% return of the unmanaged S&P 500 Index(1) which is a composite of large cap stocks. During strong equity markets, convertibles will usually lag the S&P 500 Index, because convertibles are bonds that are convertible into stocks and therefore more defensive.

During the last six months the Fund favored "middle of the road" convertibles, issues with lower to moderate risk and higher credit quality. The Fund's performance was underweighted in more "equity sensitive", higher risk convertibles, many with lower credit standings from within the technology sector.

Looking ahead, the outlook for the markets remains positive. The twin benefits of solid economic growth and moderate inflation should continue.

Our current strategy is to remain concentrated in middle of the road convertibles. We will selectively add more equity sensitive convertible issues with favorable prospects, that offer good liquidity and solid credit worthiness and have the potential for greater price appreciation. Favorable prospects, in our view, represent a balance between securities with solid fundamentals and a high rank in the Value Line Convertibles Survey.

As always, your confidence in Value Line is appreciated. We look forward to serving your future investment needs.

                                  Sincerely,

                                  /s/ Jean Bernhard Buttner

                                  Jean Bernhard Buttner
                                  CHAIRMAN AND PRESIDENT

December 10, 2002

--------------------------------------------------------------------------------
(1) THE STANDARD & POOR'S 500 INDEX CONSISTS OF 500 STOCKS WHICH ARE TRADED ON THE NEW YORK STOCK EXCHANGE, AMERICAN STOCK EXCHANGE AND THE NASDAQ NATIONAL MARKET SYSTEM AND IS REPRESENTATIVE OF THE BROAD STOCK MARKET. THIS IS AN UNMANAGED INDEX AND DOES NOT REFLECT CHARGES, EXPENSES OR TAXES, AND IT IS NOT POSSIBLE TO DIRECTLY INVEST IN THIS INDEX.

--------------------------------------------------------------------------------
2

                                               VALUE LINE CONVERTIBLE FUND, INC.

CONVERTIBLE FUND, INC. SHAREHOLDERS
--------------------------------------------------------------------------------

ECONOMIC OBSERVATIONS

The U.S. economic recovery, which had been proceeding at an uninspiring pace for the better part of two years, is now exhibiting much more spirit. Indeed, the nation's gross domestic product, under-pinned by a strengthening in both consumer spending and capital goods activity, grew by a scintillating 7.2% in the third quarter and seems poised to increase by a solid, if less-eyecatching 4%, or so, in the final quarter of 2003. True, there are pockets of more subdued activity around, most notably in the employment area, where jobless totals remain quite high. Overall, though, the economic picture is materially brighter than it was earlier in 2003 when talk of a possible double-dip recession was being heard.

Meanwhile, the ongoing support of the Federal Reserve Board, which continues to maintain its low-interest-rate policies, along with the earlier passage of a tax cut and fiscal stimulus package, should provide the help needed for the U.S. economy to continue pushing forward nicely in 2004, when we expect GDP growth to average a healthy 4%, or so.

Inflation, meantime, remains muted, thanks, in part, to subdued labor costs. Adequate supplies of raw materials are also helping to keep the costs of production low. We caution, though, that as the U.S. economy moves further along the recovery trail over the next several years, some increase in pricing pressures may emerge. Absent a stronger long-term business recovery than we now envision, or a sharp rise in oil and gas prices stemming from an escalating conflict in Iraq and elsewhere in the contentious Middle East, or some severe production cutbacks by the Organization of Petroleum Exporting Countries (OPEC), inflation should remain in check through the latter years of this decade. Long-term interest rates, which increased for a time during the past few months, as the economy perked up, should stabilize at just modestly higher levels over the next several years.



PERFORMANCE DATA:*

                                                       VALUE OF AN
                                   AVERAGE ANNUAL   ASSUMED INVESTMENT
                                    TOTAL RETURNS       OF $10,000
                                   --------------   ------------------
 1 year ended 10/31/03 ..........       +15.78%          $11,578
 5 years ended 10/31/03 .........        +5.27%           12,927
10 years ended 10/31/03 .........        +7.05%           19,761

--------------------------------------------------------------------------------
* THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE PERFORMANCE. THE AVERAGE ANNUAL TOTAL RETURN AND GROWTH OF AN ASSUMED INVESTMENT OF $10,000 INCLUDE DIVIDENDS REINVESTED AND CAPITAL GAINS DISTRIBUTIONS ACCEPTED IN SHARES. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTMENT, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ITS ORIGINAL COST. THE AVERAGE ANNUAL TOTAL RETURNS AT SEPTEMBER 30, 2003 FOR THE ONE-YEAR, FIVE-YEAR AND TEN-YEAR PERIODS WERE 14.97%, 4.67% AND 6.63%, RESPECTIVELY. THE PERFORMANCE DATA DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

--------------------------------------------------------------------------------
                                                                               3
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VALUE LINE CONVERTIBLE FUND, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL                                                               PRINCIPAL
 AMOUNT                                             VALUE                AMOUNT                                             VALUE
-----------------------------------------------------------             -----------------------------------------------------------
CONVERTIBLE CORPORATE                                                              COMPUTER &
  BONDS & NOTES (63.3%)                                                              PERIPHERALS (0.4%)
           ADVERTISING (0.4%)                                           $300,000   Hewlett-Packard Co. Zero Coupon,
$200,000   Young & Rubicam, Inc. 3%, 1/15/05     $  200,000                          10/14/17 .........................  $  166,875

           AEROSPACE/DEFENSE (1.1%)                                                COMPUTER SOFTWARE &
 450,000   L-3 Communications Holdings, Inc.                                         SERVICES (5.5%)
             4%, 9/15/11 ......................     478,688              350,000   Affiliated Computer Services, Inc.
                                                                                     3 1/2%, 2/15/06 ..................     410,375
           AIR TRANSPORT (2.3%)                                          300,000   Citrix Systems, Inc. Zero Coupon,
 200,000   Continental Airlines, Inc.                                                3/22/19 ..........................     139,500
             4 1/2%, 2/1/07 ...................     177,250              200,000   Computer Associates International,
 350,000   Delta Air Lines, Inc. 8%, 6/3/23* ..     335,125                          Inc. 5%, 3/15/07 .................     242,250
 400,000   Mesa Air Group, Inc. 2.483%,                                  350,000   First Data Corp. 2%, 3/1/08 ........     363,125
             6/16/23* .........................     225,500              400,000   Mentor Graphics Corp.
 250,000   Northwest Airlines Corp. 6 5/8%,                                          6 7/8%, 6/15/07 ..................     442,500
           5/15/23 ............................     306,563              200,000   Mercury Interactive Corp.
                                                 ----------                          4 3/4%, 7/1/07 ...................     199,000
                                                  1,044,438              150,000   Mercury Interactive Corp. Zero
           AUTO & TRUCK (0.8%)                                                       Coupon, 5/1/08 ...................     165,562
 350,000   Navistar Financial Corp. 4 3/4%,                              150,000   Symantec Corp. 3%, 11/1/06 .........     298,688
             4/1/09 ...........................     356,125              200,000   Veritas Software Corp.
           BIOTECHNOLOGY (1.4%)                                                      1/4%, 8/1/13* ....................     215,250
 200,000   Amgen Inc. Zero Coupon, 3/1/32 .....     151,500                                                              ----------
 450,000   Invitrogen Corp. 2 1/4%, 12/15/06 ..     456,187                                                               2,476,250
                                                 ----------
                                                    607,687                        DIVERSIFIED
                                                                                     COMPANY (0.5%)
           CABLE TV (2.1%)                                               200,000   Service Corp International
 400,000   EchoStar Communications Corp.                                             6 3/4%, 6/22/08 ..................     210,000
             5 3/4%, 5/15/08 ..................     432,500
 550,000   Mediacom Communications Corp.                                           DRUG (4.8%)
             5 1/4%, 7/1/06 ...................     516,313              200,000   ALZA Corp. Zero Coupon, 7/28/20          141,250
                                                 ----------              200,000   Celegene Corp. 1 3/4%, 6/1/08* .....     226,500
                                                    948,813              300,000   Genzyme Corp. - General Division
                                                                                     3%, 5/15/21 ......................     301,125
           CHEMICAL --                                                   200,000   InterMune, Inc. 3/4%, 7/15/06 ......     192,750
             DIVERSIFIED (0.5%)                                          300,000   King Pharmaceuticals, Inc.
 250,000   3M Company Zero Coupon,                                                   2 3/4%, 11/15/21 .................     273,375
             11/21/32 .........................     220,625              400,000   Medarex, Inc. 4 1/2%, 7/1/06 .......     356,000
                                                                         350,000   Teva Pharmaceutical Finance B.V.
                                                                                     3/8%, 11/15/22 ...................     493,062

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
                                                                                                  VALUE LINE CONVERTIBLE FUND, INC.

                                                                                                                   OCTOBER 31, 2003
-----------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL                                                               PRINCIPAL
 AMOUNT                                             VALUE                AMOUNT                                             VALUE
-----------------------------------------------------------             -----------------------------------------------------------
$150,000   Watson Pharmaceuticals, Inc.                                            FOREIGN
             1 3/4%, 3/15/23 ..................  $  174,938                          TELECOMMUNICATIONS (0.4%)
                                                 ----------             $200,000   Nortel Networks Corp.
                                                  2,159,000                          4 1/4%, 9/1/08 ...................  $  188,500

           E-COMMERCE (0.9%)                                                       GROCERY (0.4%)
 200,000   BEA Systems, Inc. 4%, 12/15/06 .....     199,000              250,000   Whole Foods Market, Inc. Zero
 250,000   Manugistics Group, Inc.                                                   Coupon, 3/2/18 ...................     161,562
             5%, 11/1/07 ......................     225,625
                                                 ----------                        HOMEBUILDING (0.7%)
                                                    424,625              500,000   Lennar Corp. Zero Coupon, 4/4/21 ...     338,125

           ELECTRICAL UTILITY --                                                   HOTEL/GAMING (0.6%)
             EAST (0.5%)                                                 350,000   International Game Technology
 250,000   PPL Energy Supply LLC                                                     Zero Coupon, 1/29/33 .............     257,250
             2 5/8%, 5/15/23 ..................     245,937
                                                                                   HUMAN RESOURCES (0.5%)
           ELECTRONICS (0.7%)                                            250,000   Interim Services, Inc.
 300,000   FEI Company 5 1/2%, 8/15/08 ........     296,250                          4 1/2%, 6/1/05 ...................     241,563

           ENTERTAINMENT (1.3%)                                                    INFORMATION
 150,000   Liberty Media Corp. (convertible                                          SERVICES (0.6%)
             into Motorola, Inc.)                                        250,000   Getty Images, Inc. 1/2%, 6/9/23* ...     260,625
             3 1/2%, 1/15/31 ..................     120,563
 450,000   Liberty Media Corp. (convertible                                        INSURANCE -- LIFE (0.9%)
             into Viacom, Inc. Class "B")                                350,000   AmerUs Group Co. 2%, 3/6/32 ........     395,937
             3 1/4%, 3/15/31 ..................     448,875
                                                 ----------                        INSURANCE -- PROPERTY/
                                                    569,438                          CASUALTY (0.8%)
                                                                         350,000   Ohio Casualty Corp. 5%, 3/19/22 ....     346,063
           ENVIRONMENTAL (1.0%)
 400,000   Waste Connections, Inc.                                                 INTERNET (2.3%)
             5 1/2%, 4/15/06 ..................     427,500              126,000   Amazon.com, Inc. 4 3/4%, 2/1/09 ....     126,472
                                                                         500,000   E*Trade Group, Inc. 6%, 2/1/07 .....     497,500
           FINANCIAL SERVICES --                                         350,000   E*Trade Group, Inc.
             DIVERSIFIED (5.0%)                                                      6 3/4%, 5/15/08 ..................     388,063
 350,000   Cendant Corp. 3 7/8%, 11/27/11 .....     371,000                                                              ----------
 550,000   First American Corp. (The)                                                                                     1,012,035
             4 1/2%, 4/15/08 ..................     601,562
 550,000   IOS Capital LLC 5%, 5/1/07* ........     521,813                        MEDICAL SERVICES (1.0%)
 500,000   Loews Corp. 3 1/8%, 9/15/07 ........     459,375              200,000   Quest Diagnostics, Inc.
 250,000   Radian Group, Inc. 2 1/4%, 1/1/22 ..     272,187                          1 3/4%, 11/30/21 .................     204,000
                                                 ----------              400,000   Universal Health Services, Inc.
                                                  2,225,937                          0.426%, 6/23/20 ..................     252,000
                                                                                                                         ----------
           FOOD PROCESSING (0.4%)                                                                                           456,000
 150,000   Bunge Limited Finance Corp.
             3 3/4%, 11/15/22 .................     159,938


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
VALUE LINE CONVERTIBLE FUND, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL                                                               PRINCIPAL
 AMOUNT                                             VALUE                AMOUNT                                             VALUE
-----------------------------------------------------------             -----------------------------------------------------------
           MEDICAL SUPPLIES (0.9%)                                                 RETAIL -- SPECIAL
$250,000   Allergan, Inc. Zero Coupon, 11/6/22   $  235,937                          LINES (5.3%)
 150,000   AmeriSource Health Corp.                                     $350,000   Ann Taylor Stores Corp.
             5%, 12/1/07 ......................     179,438                          0.550%, 6/18/19 ..................  $  248,500
                                                 ----------              450,000   Barnes & Noble, Inc.
                                                    415,375                          5 1/4%, 3/15/09 ..................     476,437
                                                                         450,000   Best Buy Co., Inc. 0.684%, 6/27/21       349,313
           METAL FABRICATING (0.5%)                                      150,000   Best Buy Co., Inc. 2 1/4%, 1/15/22 .     168,375
 250,000   Maverick Tube Corp. 4%, 6/15/33* ...     238,437              250,000   Charming Shoppes, Inc.
                                                                                     4 3/4%, 6/1/12 ...................     250,937
           METALS & MINING --                                            150,000   Gap, Inc. (The) 5 3/4%, 3/15/09 ....     199,313
             DIVERSIFIED (1.7%)                                          450,000   School Speciality, Inc. 6%, 8/1/08 .     477,562
 400,000   Freeport McMoRan Copper & Gold,                               250,000   TJX Companies, Inc. (The) Zero
             Inc. 7%, 2/11/11 .................     620,000                          Coupon, 2/13/21 ..................     202,500
 150,000   Inco Ltd. Zero Coupon, 3/29/21 .....     136,500                                                              ----------
                                                 ----------                                                               2,372,937
                                                    756,500                        RETAIL STORE (1.6%)
                                                                         300,000   Costco Companies, Inc. Zero
           OILFIELD                                                                  Coupon, 8/19/17 ..................     242,625
             SERVICES/EQUIPMENT (1.1%)                                   450,000   Penney (J.C.) Co., Inc. 5%, 10/15/08     470,812
 250,000   Halliburton Co. 3 1/8%, 7/15/23* ...     250,938                                                              ----------
 200,000   Pride International, Inc.                                                                                        713,437
             2 1/2%, 3/1/07 ...................     232,250                        SECURITIES
                                                 ----------                          BROKERAGE (0.4%)
                                                    483,188              300,000   Legg Mason, Inc. Zero
                                                                                     Coupon, 6/6/31 ...................     199,125
           PETROLEUM --
             INTEGRATED (0.7%)                                                     SEMICONDUCTOR (2.9%)
 300,000   Kerr-McGee Corp. 5 1/4%, 2/15/10         310,875              250,000   Advanced Micro Devices, Inc.
                                                                                     4 3/4%, 2/1/22 ...................     251,875
           PRECISION                                                     200,000   Axcelis Technologies, Inc.
             INSTRUMENT (0.8%)                                                       4 1/4%, 1/15/07 ..................     191,500
 350,000   Agilent Technologies, Inc.                                    200,000   DuPont Photomasks, Inc.
             3%, 12/1/21 ......................     361,375                          1 1/4%, 5/15/08 ..................     227,750
                                                                         250,000   International Rectifier Corp.
           RECREATION (1.3%)                                                         4 1/4%, 7/15/07 ..................     245,000
 300,000   Carnival Corp. 2%, 4/15/21 .........     331,500              400,000   LSI Logic Corp. 4%, 11/1/06 ........     387,000
 450,000   Royal Caribbean Cruises Ltd. Zero                              15,000   TranSwitch Corp. 4 1/2%, 9/12/05 ...      13,350
             Coupon, 5/18/21 ..................     233,437                                                              ----------
                                                 ----------                                                               1,316,475
                                                    564,937

           RETAIL BUILDING
             SUPPLY (0.9%)
 350,000   Lowe's Companies, Inc.
             0.861%, 10/19/21 .................     388,063


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
                                                                                                  VALUE LINE CONVERTIBLE FUND, INC.

                                                                                                                   OCTOBER 31, 2003
-----------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL
 AMOUNT                                             VALUE               SHARES                                              VALUE
-----------------------------------------------------------             -----------------------------------------------------------
           SEMICONDUCTOR CAPITAL                                        CONVERTIBLE PREFERRED STOCKS (18.7%)
             EQUIPMENT (3.4%)
$350,000   Amkor Technology, Inc.                                                 AEROSPACE/DEFENSE (0.9%)
             5 3/4%, 6/1/06 ...................  $   350,875              4,000   Northrop Grumman Corp.
 200,000   Cymer, Inc. 3 1/2%, 2/15/09 ........      226,500                        7 1/4%, Pfd. .....................      403,500
 100,000   Kulicke and Soffa Industries Inc.
             5 1/4%, 8/15/06 ..................      104,000                      AUTO & TRUCK (0.9%)
 300,000   Lam Research Corp. 4%, 6/1/06 ......      299,250              8,000   Ford Motor Company Capital Trust
 300,000   Photronics, Inc. 4 3/4%, 12/15/06 ..      297,750                        II 6 1/2%, Pfd. .................. $    371,600
 200,000   Teradyne, Inc. 3 3/4%, 10/15/06 ....      221,750              2,000   General Motors Corp. 5 1/4%,
                                                 -----------                        Series "B" Pfd. ..................       46,320
                                                   1,500,125                                                               --------
                                                                                                                            417,920
           SHOE (1.0%)
 400,000   Reebok International Ltd.                                              BANK (0.2%)
             4 1/4%, 3/1/21 ...................      438,000              3,000   National Australia Bank Ltd.
                                                                                    7 7/8%, Pfd. .....................      111,360
           TELECOMMUNICATION
             SERVICES (2.3%)                                                      BEVERAGE -- SOFT
 350,000   American Tower Corp. 5%, 2/15/10          329,875                        DRINK (0.4%)
 600,000   Nextel Communications, Inc.                                    6,000   Constellation Brands, Inc. 5 3/4%,
             6%, 6/1/11 .......................      690,000                        Series "A" Pfd. ..................      177,000
                                                 -----------
                                                   1,019,875                      CABLE TV (0.5%)
                                                                         10,000   Equity Securities Trust I 6 1/2%,
           TELECOMMUNICATIONS                                                       Exchangeable Pfd. (exchangeable
             EQUIPMENT (0.7%)                                                       into Cablevision Systems Corp. -
 250,000   CIENA Corp. 3 3/4%, 2/1/08 .........      218,125                      New York Group Class "A"
  92,000   Juniper Networks, Inc. 4 3/4%,                                           common) ..........................      221,600
             3/15/07 ..........................       94,070
                                                 -----------                      COAL/ALTERNATE
                                                     312,195                        ENERGY (0.5%)
                                                 -----------              3,000   Arch Coal, Inc. 5%, Pfd. ...........      205,500

           TOTAL CONVERTIBLE                                                      COMPUTER SOFTWARE &
           CORPORATE BONDS                                                          SERVICES (0.1%)
             & NOTES                                                      2,000   Electronic Data Systems Corp.
           (COST $26,591,648) .................   28,266,705                        7 5/8%, Pfd. .....................       41,300
                                                 -----------
                                                                                  ELECTRICAL UTILITY --
                                                                                    EAST (1.1%)
                                                                          9,000   FPL Group, Inc. 8 1/2%, Pfd. .......      514,800

                                                                                  ELECTRICAL UTILITY --
                                                                                    CENTRAL (0.2%)
                                                                          2,000   American Electric Power Company,
                                                                                    Inc. 9 1/4%, Pfd. ................       85,500


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
VALUE LINE CONVERTIBLE FUND, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------

SHARES                                              VALUE               SHARES                                              VALUE
-----------------------------------------------------------             -----------------------------------------------------------
           ENVIRONMENTAL (0.3%)                                                     NATURAL GAS --
   2,000   Allied Waste Industries, Inc.                                              DIVERSIFIED (0.9%)
             6 1/4%, Series "C" Pfd. ..........    128,000                  5,100   Callon Petroleum Co. $2.125 Series
                                                                                      "A" Pfd. .........................   $138,210
           INANCIAL SERVICES --                                             4,500   Western Gas Resources, Inc. $2.625
             DIVERSIFIED (1.1%)                                                       Series "A" Pfd. ..................    251,505
   2,000   Capital One Financial Corp.                                                                                     --------
             6 1/4%, Pfd. .....................   $ 95,380                                                                  389,715
   5,000   Cendant Corp. 7 3/4%, Pfd. .........    242,000
   3,000   Hartford Financial Services Group,                                       OFFICE EQUIPMENT &
             Inc. (The) 7%, Pfd. ..............    169,890                            SUPPLIES (0.7%)
                                                  --------                  3,000   Xerox Corp. 6 1/4%, Series "C"
                                                   507,270                            Pfd. .............................    313,500

           NSURANCE -- LIFE (1.3%)                                                  PAPER & FOREST
   3,200   Prudential Financial, Inc.                                                 PRODUCTS (0.9%)
             6 3/4%, Pfd. .....................    197,344                  2,000   Boise Cascade Corp. 7 1/2%, Pfd. ...     93,180
   4,500   Reinsurance Group of America, Inc.                               6,000   International Paper Capital Trust
             5 3/4%, Pfd. .....................    261,562                            5.25%, Pfd. ......................    295,500
   4,000   UnumProvident Corp. 8 1/4%, Pfd. ...    141,400                                                                 --------
                                                  --------                                                                  388,680
                                                   600,306
                                                                                    PHARMACY SERVICE (0.2%)
           INSURANCE --                                                     2,000   Omnicare, Inc. 4%, Series "A" Pfd. .    117,740
             PROPERTY/CASUALTY (0.4%)
   4,000   Chubb Corporation (The) 7%, Pfd. ...    111,000                          POWER INDUSTRY (0.4%)
   3,000   Travelers Property Casualty Corp.                                5,000   AES Trust III 6 3/4%, Pfd. .........    186,250
             4 1/2%, Pfd. .....................     71,820
                                                  --------                          R.E.I.T. (0.9%)
                                                   182,820                  3,300   Simon Property Group, Inc. 6 1/2%,
                                                                                      Series "B" Pfd. ..................    387,948
           MACHINERY (0.5%)
   5,000   United Rentals Trust I 6 1/2%, Pfd.     204,375                          STEEL -- INTEGRATED (0.4%)
                                                                            2,000   United States Steel Corp. 7%, Series
           MEDICAL SERVICES (1.1%)                                                    "B" Pfd. .........................    165,700
   6,000   Anthem, Inc. 6%, Pfd. ..............    489,120
                                                                                    TELECOMMUNICATION
           MEDICAL SUPPLIES (0.6%)                                                    SERVICES (0.8%)
   5,000   Baxter International, Inc. 7%, Pfd.     247,250                  4,000   ALLTEL Corp. 7 3/4%, Pfd. ..........    196,000
                                                                            6,000   CenturyTel, Inc. 6 7/8%, Pfd. ......    169,980
           METALS & MINING --                                                                                              --------
             DIVERSIFIED (0.3%)                                                                                             365,980
   4,000   Freeport McMoRan Copper & Gold,
             Inc. 7%, Pfd. ....................    130,920                          THRIFT (2.6%)
                                                                            7,500   New York Community Bancorp
           NATURAL GAS --                                                             Capital Trust V, 6%, Pfd. ........    537,188
             DISTRIBUTION (0.5%)
   4,000   KeySpan Corp. 8 3/4%, Pfd. .........    207,720


------------------------------------------------------------------------------------------------------------------------------------
8

                                                                                                  VALUE LINE CONVERTIBLE FUND, INC.

                                                                                                                   OCTOBER 31, 2003
-----------------------------------------------------------------------------------------------------------------------------------

SHARES                                              VALUE               SHARES                                              VALUE
-----------------------------------------------------------             -----------------------------------------------------------
  11,000   Washington Mutual Capital Trust I                                       DRUG (0.5%)
             5 3/8%, Pfd. .....................  $  630,850                2,000   Gilead Sciences, Inc.+ .............  $ 109,160
                                                 ----------                1,500   Mylan Laboratories, Inc. ...........     36,225
                                                  1,168,038                2,000   Pfizer, Inc. .......................     63,200
                                                 ----------                                                              ---------
                                                                                                                           208,585
           TOTAL CONVERTIBLE
             PREFERRED STOCKS                                                      EDUCATIONAL
             (COST $7,995,817) ................   8,359,812                          SERVICES (0.3%)
                                                 ----------                2,000   Corinthian Colleges, Inc.+ .........    123,840
COMMON STOCKS (7.2%)
                                                                                   ENTERTAINMENT (0.2%)
           AUTO PARTS (0.4%)                                               2,000   Clear Channel Communications,
   2,000   Autoliv Inc. .......................      66,240                          Inc.+ ............................     81,640
   2,000   Lear Corp.+ ........................     116,180
                                                 ----------                        FINANCIAL SERVICES --
                                                    182,420                          DIVERSIFIED (0.2%)
                                                                           2,000   Citigroup, Inc. ....................     94,800
           BANK (0.1%)
   1,000   J.P. Morgan Chase & Co. ............      35,900                        FOOD PROCESSING (0.1%)
                                                                           2,082   Dean Foods Co.+ ....................     62,981
           BEVERAGE --
             ALCOHOLIC (0.2%)                                                      HOMEBUILDING (0.4%)
   2,000   Anheuser-Busch Companies, Inc. .....      98,520                1,000   Beazer Homes USA, Inc.+ ............     99,500
                                                                           2,119   D.R. Horton, Inc. ..................     84,336
           BIOTECHNOLOGY (0.1%)                                                                                          ---------
   1,000   Biogen, Inc.+ ......................      40,470                                                                183,836

           CANADIAN ENERGY (0.1%)                                                  HOTEL/GAMING (0.2%)
   2,000   Pengrowth Energy Trust .............      26,240                2,000   GTECH Holdings Corp. ...............     89,360

           COMPUTER &                                                              INDUSTRIAL SERVICES (0.1%)
             PERIPHERALS (0.5%)                                            2,000   Amdocs Ltd.+ .......................     42,920
   4,000   Cisco Systems, Inc.+ ...............      83,920
   2,000   Dell Computer Corp.+ ...............      72,240                        INSURANCE -- PROPERTY/
   2,000   Emulex Corp.+ ......................      56,640                          CASUALTY (0.3%)
                                                 ----------                1,500   Berkley (W.R.) Corp. ...............     51,435
                                                    212,800                1,000   Everest Re Group, Ltd.+ ............     82,950
                                                                                                                         ---------
           COMPUTER SOFTWARE &                                                                                             134,385
             SERVICES (0.3%)
   3,000   Computer Sciences Corp.+ ...........     118,860                        MACHINERY (0.6%)
   1,000   Paychex, Inc. ......................      38,920                2,000   Briggs & Stratton Corp. ............    130,020
                                                 ----------                2,000   Ingersoll-Rand Company Ltd.
                                                    157,780                          Class "A" ........................    120,800
                                                                                                                         ---------
                                                                                                                           250,820


-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                  9

VALUE LINE CONVERTIBLE FUND, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)                                                                                OCTOBER 31, 2003
-----------------------------------------------------------------------------------------------------------------------------------

                                                                        PRINCIPAL
SHARES                                              VALUE                AMOUNT                                             VALUE
-----------------------------------------------------------             -----------------------------------------------------------
           MEDICAL SUPPLIES (0.1%)                                      REPURCHASE AGREEMENTS (9.8%)
   1,000   Medtronic, Inc. .................... $    45,570               (INCLUDING ACCRUED INTEREST)
                                                                        $2,200,000   Collateralized by $1,567,000
           NEWSPAPER (0.2%)                                                            U.S. Treasury Bonds 8 3/4%,
   1,828   Tribune Co. ........................      89,663                            due 5/15/2017, with a value of
                                                                                       $2,242,077 (with UBS
           PETROLEUM --                                                                Warburg LLC, 1.00%, dated
             INTEGRATED (0.2%)                                                         10/31/2003, due 11/3/2003,
   2,000   Enbridge Energy Partners, L.P. .....      98,500                            delivery value $2,200,183) ..... $ 2,200,061
                                                                         2,200,000   Collateralized by $1,930,000
           PETROLEUM --                                                                U.S. Treasury Bonds 6 3/8%,
             PRODUCING (0.3%)                                                          due 8/15/2027, with a value of
   2,000   Apache Corp. .......................     139,440                            $2,252,180 (with Morgan
                                                                                       Stanley, 0.95%, dated
           PRECISION                                                                   10/31/2003, due 11/3/2003,
             INSTRUMENT (0.3%)                                                         delivery value $2,200,174) .....   2,200,058
   2,000   Kronos Inc.+ .......................     120,000                                                             -----------

           PUBLISHING (0.3%)                                            TOTAL REPURCHASE AGREEMENTS
   2,000   McGraw-Hill Companies, Inc. (The)        133,900               (COST $4,400,119) ..........................    4,400,119
                                                                                                                        -----------
           RESTAURANT (0.2%)
   2,000   CBRL Group, Inc. ...................      77,500             CASH AND OTHER ASSETS IN
                                                                          EXCESS OF LIABILITIES (1.0%) ...............      431,004
           SECURITIES                                                                                                   -----------
             BROKERAGE (0.5%)
   3,000   Lehman Brothers Holdings, Inc. .....     216,000             NET ASSETS (100.0%) ..........................  $44,669,355
                                                                                                                        ===========
           TELECOMMUNICATION
             SERVICES (0.1%)                                            NET ASSET VALUE, OFFERING
  12,500   ITC DeltaCom, Inc.+ ................      65,625              AND REDEMPTION PRICE
                                                                         PER OUTSTANDING SHARE
           THRIFT (0.1%)                                                 ($44,669,355 - 4,058,980
   2,000   GreenPoint Financial Corp. .........      62,300              SHARES OUTSTANDING) .........................  $     11.01
                                                                                                                        ===========
           TOILETRIES/COSMETICS (0.3%)
   2,000   Avon Products, Inc. ................     135,920             * PURSUANT TO RULE 144A UNDER THE SECURITIES ACT OF 1933,
                                                -----------               THIS SECURITY CAN ONLY BE SOLD TO QUALIFIED INSTITUTIONAL
                                                                          INVESTORS.
           TOTAL COMMON STOCKS
             (COST $3,307,009) ................   3,211,715             + NON-INCOME PRODUCING SECURITY
                                                -----------

           TOTAL INVESTMENT
             SECURITIES (89.2%)
             (COST $37,894,474) ...............  39,838,232
                                                -----------


SEE NOTES TO FINANCIAL STATEMENTS.
-----------------------------------------------------------------------------------------------------------------------------------
10

                                                                                                  VALUE LINE CONVERTIBLE FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES                                     STATEMENT OF OPERATIONS
AT OCTOBER 31, 2003 (UNAUDITED)                                         FOR THE SIX MONTHS ENDED OCTOBER 31, 2003 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:                                                                 INVESTMENT INCOME:
Investment securities, at value                                         Interest ....................................   $   656,944
   (Cost - $37,894,474) .....................   $39,838,232             Dividends (Net of foreign
Repurchase agreements                                                     withholding tax of $157) ..................       269,329
   (Cost - $4,400,119) ......................     4,400,119                                                             -----------
Cash ........................................        74,461                  Total Income ...........................       926,273
Receivable for securities sold ..............       512,857                                                             -----------
Interest and dividends receivable ...........       337,304             EXPENSES:
Receivable for capital shares sold ..........         1,253             Advisory fee ................................       168,925
                                                -----------             Service and distribution plan fee ...........        56,308
    TOTAL ASSETS ............................    45,164,226             Auditing and legal fees .....................        29,801
                                                -----------             Custodian fees ..............................        19,792
LIABILITIES:                                                            Transfer agent ..............................        16,638
Payable for securities purchased ............       424,139             Printing ....................................        16,018
Accrued expenses:                                                       Registration and filing fees ................        11,099
  Advisory fee ..............................        28,241             Directors' fees and expenses ................        10,211
  Service and distribution plan                                         Insurance, dues and other ...................         5,015
     fees payable ...........................         9,414             Postage .....................................         4,481
  Other .....................................        33,077             Telephone ...................................         3,388
                                                -----------                                                             -----------
    TOTAL LIABILITIES .......................       494,871                  Total Expenses before
                                                -----------                     custody credits .....................       341,676
NET ASSETS ..................................   $44,669,355                  Less: custody credits ..................        (1,748)
                                                ===========                                                             -----------
NET ASSETS CONSIST OF:                                                       Net Expenses ...........................       339,928
Capital stock, at $1.00 par value                                                                                       -----------
   (authorized 50,000,000, outstanding                                  NET INVESTMENT INCOME .......................       586,345
   4,058,980 shares) ........................   $ 4,058,980                                                             -----------
Additional paid-in capital ..................    44,309,969
Undistributed net investment income .........       179,616             NET REALIZED AND UNREALIZED GAIN ON
Accumulated net realized loss on                                          INVESTMENTS:
   investments ..............................    (5,822,968)                Net Realized Gain .......................     1,073,478
Net unrealized appreciation of                                              Change in Net Unrealized
   investments ..............................     1,943,758                   Appreciation (Depreciation) ...........     1,990,328
                                                -----------                                                             -----------
NET ASSETS ..................................   $44,669,355
                                                ===========             NET REALIZED GAIN AND CHANGE IN NET
NET ASSET VALUE, OFFERING AND                                             UNREALIZED APPRECIATION
   REDEMPTION PRICE PER OUTSTANDING                                       (DEPRECIATION) ON INVESTMENTS .............     3,063,806
   SHARE ($44,669,355 - 4,058,980                                                                                       -----------
   SHARES OUTSTANDING) ......................   $     11.01
                                                ===========             NET INCREASE IN NET ASSETS FROM
                                                                          OPERATIONS ................................   $ 3,650,151
                                                                                                                        ===========


SEE NOTES TO FINANCIAL STATEMENTS.
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                 11

VALUE LINE CONVERTIBLE FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS FOR THE
SIX MONTHS ENDED OCTOBER 31, 2003 (UNAUDITED) AND FOR THE YEAR ENDED APRIL 30, 2003
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                        SIX MONTHS ENDED
                                                                                        OCTOBER 31, 2003               YEAR ENDED
                                                                                          (UNAUDITED)                APRIL 30, 2003
                                                                                        -------------------------------------------
OPERATIONS:
 Net investment income .........................................................        $     586,345                 $   1,246,728
 Net realized gain (loss) on investments .......................................            1,073,478                    (4,866,528)
 Change in net unrealized appreciation (depreciation) ..........................            1,990,328                     1,164,792
                                                                                        -------------------------------------------
 Net increase (decrease) in net assets from operations .........................            3,650,151                    (2,455,008)
                                                                                        -------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
 Net investment income .........................................................             (584,378)                   (1,320,222)
                                                                                        -------------------------------------------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from sale of shares ..................................................            2,200,570                    63,499,601
 Proceeds from reinvestment of distributions to shareholders ...................              508,880                     1,150,836
 Cost of shares repurchased ....................................................           (5,181,011)                  (75,264,031)
                                                                                        -------------------------------------------
 Net decrease from capital share transactions ..................................           (2,471,561)                  (10,613,594)
                                                                                        -------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ........................................              594,212                   (14,388,824)
NET ASSETS:
 Beginning of period ...........................................................           44,075,143                    58,463,967
                                                                                        -------------------------------------------
 End of period .................................................................        $  44,669,355                 $  44,075,143
                                                                                        ===========================================
UNDISTRIBUTED NET INVESTMENT INCOME, AT END OF PERIOD ..........................        $     179,616                 $     177,649
                                                                                        ===========================================






SEE NOTES TO FINANCIAL STATEMENTS.
-----------------------------------------------------------------------------------------------------------------------------------
12

                                               VALUE LINE CONVERTIBLE FUND, INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                       OCTOBER 31, 2003
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES
Value Line Convertible Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose investment objective is to seek high current income together with capital appreciation. The Fund seeks to accomplish its objective by investing primarily in convertible securities.

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) SECURITY VALUATION. Securities listed on a securities exchange and over-the-counter securities traded on the NASDAQ national market are valued at the closing sales prices on the date as of which the net asset value is being determined. In the absence of closing sales prices for such securities traded in over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Securities for which market quotations are not readily available or which are not readily marketable and all other assets of the Fund, are valued at fair value as the Board of Directors may determine in good faith. Short-term investments that mature in less than 60 days are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term exceeds 60 days.

(B) REPURCHASE AGREEMENTS. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) FEDERAL INCOME TAXES. It is the Fund's policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(D) SECURITY TRANSACTIONS AND DISTRIBUTIONS. Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. Permanent differences are reclassified within the capital accounts based on their federal tax basis treatment. Temporary differences do not require reclassification.

(E) REPRESENTATIONS AND INDEMNIFICATIONS. In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

--------------------------------------------------------------------------------

VALUE LINE CONVERTIBLE FUND, INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------


2. CAPITAL SHARE TRANSACTIONS

Transactions in capital stock were as follows:

                                             SIX MONTHS ENDED         YEAR ENDED
                                             OCTOBER 31, 2003         APRIL 30,
                                              (UNAUDITED)                2003
                                               ---------------------------------
Shares sold ...........................          208,486              6,212,371
Shares issued to
   shareholders in
   reinvestment of
   dividends ..........................           47,301                115,840
                                               ---------------------------------
                                                 255,787              6,328,211
Shares repurchased ....................          484,654              7,371,316
                                               ---------------------------------
Net decrease ..........................         (228,867)            (1,043,105)
                                               =================================


3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities, excluding short-term securities, were as follows:

                                                                SIX MONTHS ENDED
                                                                OCTOBER 31, 2003
                                                                   (UNAUDITED)
                                                                ----------------
PURCHASES:
Investment Securities .....................................        $23,626,302
                                                                ================
SALES OR REDEMPTIONS:
Investment Securities .....................................        $26,945,488
                                                                ================


4. INCOME TAXES

At October 31, 2003, information on the tax components of capital is as follows:

Cost of investment for tax purposes .......................        $42,473,319
                                                                   -----------
Gross tax unrealized appreciation .........................        $ 2,746,980
Gross tax unrealized depreciation .........................           (981,948)
                                                                   -----------
Net tax unrealized appreciation on
   Investments ............................................        $ 1,765,032
                                                                   ===========
Capital loss carryforward expiring
   April 30, 2010 .........................................        $   205,636
Capital loss carryforward expiring
   April 30, 2011 .........................................          5,628,922
                                                                   -----------
Total loss carryforward ...................................        $ 5,834,558
                                                                   ===========

During the year ended April 30, 2003, as permitted under federal income tax regulations, the Fund elected to defer $863,885 of post-October net capital losses to the current taxable year. To the extent future capital gains are offset by capital losses, the Fund does not anticipate distributing any such gains to the shareholders.

The Fund's net investment income and net realized gain (loss) differ for financial statement and tax purposes primarily due to differing treatment of bond premiums and wash sales.

The Fund intends to designate the maximum amount of dividends, qualified for the reduced tax rate under The Jobs and Growth Tax Relief Reconciliation Act of 2003, allowable.



--------------------------------------------------------------------------------
14

                                               VALUE LINE CONVERTIBLE FUND, INC.

                                                                October 31, 2003
--------------------------------------------------------------------------------


5. INVESTMENT ADVISORY CONTRACT, MANAGEMENT FEES, AND TRANSACTIONS WITH
   AFFILIATES

An advisory fee of $168,925 was paid or payable to Value Line, Inc. (the "Adviser"), for the period ended October 31, 2003. This was computed at the annual rate of 3/4 of 1% of average daily net assets during the period and paid monthly. The Adviser provides research, investment programs, supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers and employees of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

The Fund has a Service and Distribution Plan (the "Plan"), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the "Distributor") a wholly-owned subsidiary of the Adviser, in advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. For the six months ended October 31, 2003, fees amounting to $56,308 were paid or payable to the Distributor under this plan.

For the six months ended October 31, 2003, the Fund's expenses were reduced by $1,748 under a custody credit arrangement with the Custodian.






--------------------------------------------------------------------------------

VALUE LINE CONVERTIBLE FUND, INC.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:

                                         SIX MONTHS
                                           ENDED                              YEARS ENDED APRIL 30,
                                      OCTOBER 31, 2003  ----------------------------------------------------------------
                                         (UNAUDITED)      2003          2002(3)       2001          2000          1999
                                          ------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
 OF PERIOD .........................      $  10.28      $  10.97      $  12.27      $  16.55      $  12.77      $  14.80
                                          --------      --------      --------      --------      --------      --------
 INCOME (LOSS) FROM
   INVESTMENT OPERATIONS:
   Net investment income ...........           .14           .27           .33           .51           .43           .57
   Net gains or losses on
    securities (both realized
    and unrealized) ................           .73          (.68)         (.97)        (2.44)         3.75         (1.33)
                                          --------      --------      --------      --------      --------      --------
   Total from investment
    operations .....................           .87          (.41)         (.64)        (1.93)         4.18          (.76)
                                          --------      --------      --------      --------      --------      --------
 LESS DISTRIBUTIONS:
   Dividends from net
    investment income ..............          (.14)         (.28)         (.41)         (.51)         (.40)         (.60)
   Distributions from net
    realized gains .................             --           --          (.25)        (1.84)           --          (.67)
                                          --------      --------      --------      --------      --------      --------
   Total distributions .............          (.14)         (.28)         (.66)        (2.35)         (.40)        (1.27)
                                          --------      --------      --------      --------      --------      --------
NET ASSET VALUE, END OF PERIOD .....      $  11.01      $  10.28      $  10.97      $  12.27      $  16.55      $  12.77
                                          ========      ========      ========      ========      ========      ========
TOTAL RETURN .......................          8.50%+       -3.62%        -5.24%       -11.38%        33.21%        -4.64%
                                          ========      ========      ========      ========      ========      ========

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (in thousands) ....................      $ 44,669      $ 44,075      $ 58,464      $ 67,240      $103,759      $ 69,277
Ratio of expenses to average
 net assets ........................          1.52%(2)*     1.47%(2)      1.31%(2)      1.22%(2)      1.00%(2)      1.00%(1)
Ratio of net investment income
 to average net assets .............          2.65%*        2.66%         3.04%         3.37%         3.03%         3.98%
Portfolio turnover rate ............            58%+         128%           67%           50%          127%          123%

(1) BEFORE OFFSET OF CUSTODY CREDITS.

(2) RATIO REFLECTS EXPENSES GROSSED UP FOR CUSTODY CREDIT ARRANGEMENT. THE RATIO OF EXPENSES NET OF CUSTODY CREDITS WOULD HAVE BEEN 1.51% FOR THE SIX MONTHS ENDED OCTOBER 31, 2003, UNCHANGED FOR THE YEARS ENDED APRIL 30, 2003 AND 2002, 1.21% FOR THE YEAR ENDED APRIL 30, 2002 AND .99% FOR THE YEAR ENDED APRIL 30, 2000.

(3) AS REQUIRED, EFFECTIVE MAY 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN AMORTIZING PREMIUM ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED APRIL 20, 2002 ON NET INVESTMENT INCOME AND NET REALIZED AND UNREALIZED GAINS AND LOSSES WAS ($.04) PER SHARE. THE EFFECT OF THIS CHANGE WAS TO DECREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS FROM 3.41% TO 3.04%. PER SHARE DATA AND RATIOS FOR YEARS PRIOR TO MAY 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN ACCOUNTING POLICY.
 +  NOT ANNUALIZED
 *  ANNUALIZED

SEE NOTES TO FINANCIAL STATEMENTS.
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